UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22714

Investment Company Act File Number

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Emerging Markets Debt Opportunities Fund

Eaton Vance

Emerging Markets Debt Opportunities Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 82.2%

Security	Principal Amount (000’s omitted)		Value
Albania — 2.2%
Albania Government Bond, 8.90%, 7/24/25	ALL	52,000	$499,838
Albania Government Bond, 8.93%, 4/23/25	ALL	10,200	98,472
Republic of Albania, 5.75%, 11/12/20(1)	EUR	730	883,497

Total Albania			$1,481,807

Argentina — 5.6%
City of Buenos Aires, 7.50%, 6/1/27(1)	USD	807	$871,560
Republic of Argentina, 0.75%, 2/22/17	USD	698	690,992
Republic of Argentina, 0.75%, 6/9/17	USD	711	694,846
Republic of Argentina, 0.75%, 9/21/17	USD	671	650,702
Republic of Argentina, 2.40%, 3/18/18	USD	806	780,577

Total Argentina			$3,688,677

Barbados — 1.4%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	617	$525,992
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	493	420,283

Total Barbados			$946,275

Belarus — 0.7%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	462	$488,374

Total Belarus			$488,374

Bosnia and Herzegovina — 0.6%
Republic of Srpska, 1.50%, 10/30/23	BAM	340	$166,281
Republic of Srpska, 1.50%, 6/9/25	BAM	88	41,427
Republic of Srpska, 1.50%, 9/25/26	BAM	421	190,067

Total Bosnia and Herzegovina			$397,775

Dominican Republic — 7.2%
Dominican Republic, 10.40%, 5/10/19(1)	DOP	140,600	$3,083,452
Dominican Republic, 13.50%, 8/4/17(1)	DOP	100	2,220
Dominican Republic, 15.00%, 4/5/19(1)	DOP	69,600	1,680,926
Dominican Republic, 16.00%, 2/10/17(1)	DOP	500	11,000

Total Dominican Republic			$4,777,598

Ecuador — 4.1%
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	1,020	$966,450
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	1,335	1,415,100
Republic of Ecuador, 10.75%, 3/28/22(1)	USD	320	339,200

Total Ecuador			$2,720,750

El Salvador — 4.3%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	32	$31,840
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	2,094	2,094,000
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	109	113,534
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	61	67,100
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	461	504,735

Total El Salvador			$2,811,209

Security	Principal Amount (000’s omitted)		Value
Ethiopia — 0.4%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24(1)	USD	270	$256,824

Total Ethiopia			$256,824

Fiji — 1.8%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	1,178	$1,178,759

Total Fiji			$1,178,759

Georgia — 4.4%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	75	$31,293
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	257	109,104
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	966	451,862
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	15	6,433
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	1,746	847,776
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	1,270	574,682
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,689	864,035

Total Georgia			$2,885,185

Greece — 0.5%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(2)	EUR	298	$301,561

Total Greece			$301,561

Indonesia — 5.4%
Indonesia Government Bond, 8.75%, 5/15/31	IDR	41,994,000	$3,600,612

Total Indonesia			$3,600,612

Iraq — 0.9%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	775	$626,613

Total Iraq			$626,613

Kenya — 0.9%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	5,900	$54,850
Kenya Treasury Bond, 11.855%, 5/22/17	KES	6,450	64,086
Republic of Kenya, 6.875%, 6/24/24(1)	USD	449	449,561

Total Kenya			$568,497

Macedonia — 4.8%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	239	$266,555
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	341	396,656
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	730	849,147
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	1,430	1,665,995

Total Macedonia			$3,178,353

Philippines — 3.5%
Republic of the Philippines, 6.25%, 1/14/36	PHP	97,000	$2,318,705

Total Philippines			$2,318,705

Russia — 0.4%
Russia Government Bond, 8.50%, 9/17/31	RUB	18,759	$296,617

Total Russia			$296,617

Rwanda — 2.2%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,466	$1,473,330

Total Rwanda			$1,473,330

Serbia — 8.6%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	205,360	$1,854,598
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	1,950,326
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	178,340	1,913,820

Total Serbia			$5,718,744

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 11.7%
Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	1,697	$1,707,749
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	57,000	362,779
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	61,020	381,971
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	116,760	723,015
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	59,000	391,181
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	17,000	111,353
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	79,000	512,125
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	137,970	886,845
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	53,000	329,904
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	66,000	438,272
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	57,000	376,736
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	229,420	1,500,566

Total Sri Lanka			$7,722,496

Suriname — 6.2%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	3,888	$4,082,400

Total Suriname			$4,082,400

Tanzania — 3.6%
United Republic of Tanzania, 7.25%, 3/9/20(1)(3)	USD	2,259	$2,362,595

Total Tanzania			$2,362,595

Zambia — 0.8%
Zambia Government Bond, 11.00%, 9/1/19	ZMW	6,600	$523,632

Total Zambia			$523,632

Total Foreign Government Bonds (identified cost $53,261,003)			$54,407,388

Foreign Corporate Bonds — 3.8%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.3%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(3)	USD	200	$199,600

Total Azerbaijan			$199,600

Brazil — 0.6%
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	396	$391,545

Total Brazil			$391,545

Croatia — 1.0%
Agrokor d.d., 9.125%, 2/1/20(1)	EUR	560	$640,867

Total Croatia			$640,867

Georgia — 0.7%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	640	$274,498
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	200	210,750

Total Georgia			$485,248

Mexico — 0.1%
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	1,420	$68,879
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	21,599

Total Mexico			$90,478

Security	Principal Amount (000’s omitted)		Value
Mongolia — 1.0%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	634	$621,320

Total Mongolia			$621,320

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	220	$69,553

Total South Korea			$69,553

Total Foreign Corporate Bonds (identified cost $2,592,029)			$2,498,611

Sovereign Loans — 2.4%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.86%, Maturing August 1, 2021(4)(5)(6)	USD	200	$193,603

Total Ethiopia			$193,603

Kenya — 0.4%
Government of Kenya, Term Loan, 6.14%, Maturing October 28, 2017(4)	USD	260	$259,350

Total Kenya			$259,350

Macedonia — 1.7%
Republic of Macedonia, Term Loan, 2.70%, Maturing December 16, 2022(6)(7)(8)	EUR	1,000	$1,119,975

Total Macedonia			$1,119,975

Total Sovereign Loans (identified cost $1,520,328)			$1,572,928

Short-Term Investments — 7.5%

Foreign Government Securities — 0.3%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.3%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	22	$8,846
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	380	151,659

Total Foreign Government Securities (identified cost $163,777)			$160,505

U.S. Treasury Obligations — 1.5%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 11/25/16(9)		$1,000	$999,889

Total U.S. Treasury Obligations (identified cost $999,889)			$999,889

Other — 5.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(10)	3,784,283	$3,785,039

Total Other (identified cost $3,784,511)		$3,785,039

Total Short-Term Investments (identified cost $4,948,177)		$4,945,433

Total Investments — 95.9% (identified cost $62,321,537)		$63,424,360

Less Unfunded Loan Commitments — (1.5)%		$(974,400)

Net Investments — 94.4% (identified cost $61,347,137)		$62,449,960

Other Assets, Less Liabilities — 5.6%		$3,720,815

Net Assets — 100.0%		$66,170,775

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2016, the aggregate value of these securities is $27,138,565 or 41.0% of the Fund’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $4,021,420 or 6.1% of the Fund’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(4)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at October 31, 2016.

(5)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at October 31, 2016.

(8)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2016 was $8,647.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	306,024	RSD	37,697,214	Deutsche Bank AG	11/1/16	$—	$(720)
EUR	484,115	USD	528,944	Standard Chartered Bank	11/2/16	2,493	—
EUR	344,672	USD	376,589	Standard Chartered Bank	11/2/16	1,775	—
EUR	484,115	USD	530,687	Standard Chartered Bank	11/2/16	751	—
EUR	344,672	USD	377,829	Standard Chartered Bank	11/2/16	534	—
USD	538,559	EUR	484,115	Standard Chartered Bank	11/2/16	7,121	—
USD	383,434	EUR	344,672	Standard Chartered Bank	11/2/16	5,070	—
USD	377,829	EUR	344,672	Standard Chartered Bank	11/2/16	—	(534)
USD	530,687	EUR	484,115	Standard Chartered Bank	11/2/16	—	(751)
KES	4,733,000	USD	45,663	Standard Chartered Bank	11/3/16	891	—
MXN	25,929,768	USD	1,366,271	BNP Paribas	11/3/16	5,602	—
USD	1,369,337	MXN	25,929,768	Bank of America, N.A.	11/3/16	—	(2,536)
IDR	10,998,320,000	USD	831,003	Standard Chartered Bank	11/14/16	10,826	—
TRY	3,365,257	USD	1,130,506	Standard Chartered Bank	11/15/16	—	(46,138)
USD	928,900	PHP	43,205,000	Bank of America, N.A.	11/15/16	37,666	—
USD	982,216	PHP	45,675,000	Goldman Sachs International	11/15/16	40,031	—
USD	1,120,449	TRY	3,365,257	Standard Chartered Bank	11/15/16	36,081	—
USD	66,188	TRY	198,795	Standard Chartered Bank	11/15/16	2,131	—
COP	5,924,900,000	USD	2,000,574	Standard Chartered Bank	11/22/16	—	(36,616)
EUR	1,451,800	RSD	179,384,446	Deutsche Bank AG	11/22/16	—	(3,656)
MXN	32,509,844	USD	1,631,375	BNP Paribas	11/22/16	84,976	—
MXN	19,263,992	USD	1,052,554	Standard Chartered Bank	11/22/16	—	(35,515)
RUB	78,807,250	USD	1,216,049	BNP Paribas	11/23/16	20,340	—
RUB	239,150,481	USD	3,574,852	Deutsche Bank AG	11/23/16	177,124	—
USD	1,662,954	RUB	108,978,350	Deutsche Bank AG	11/23/16	—	(46,782)
USD	2,510,311	RUB	164,508,240	Deutsche Bank AG	11/23/16	—	(70,620)
TRY	170,890	USD	56,592	BNP Paribas	11/28/16	—	(1,679)
TRY	1,182,253	USD	396,134	BNP Paribas	11/28/16	—	(16,235)
TRY	1,501,857	USD	502,604	BNP Paribas	11/28/16	—	(20,005)
USD	952,174	TRY	2,855,000	BNP Paribas	11/28/16	34,763	—
USD	835,450	EUR	744,844	Deutsche Bank AG	11/30/16	16,880	—
USD	99,973	EUR	89,000	Deutsche Bank AG	11/30/16	2,164	—
USD	257,240	BRL	851,000	BNP Paribas	12/2/16	—	(7,106)
USD	1,485,847	EUR	1,306,618	Goldman Sachs International	12/7/16	49,392	—
USD	1,698,493	EUR	1,514,111	Goldman Sachs International	12/7/16	33,928	—
USD	126,353	EUR	111,112	Goldman Sachs International	12/7/16	4,200	—
USD	193,214	EUR	172,000	Goldman Sachs International	12/7/16	4,123	—
TRY	1,720,278	USD	574,096	BNP Paribas	12/19/16	—	(23,735)
TRY	3,624,262	USD	1,196,402	BNP Paribas	12/19/16	—	(36,908)
USD	1,763,060	TRY	5,344,540	BNP Paribas	12/19/16	53,205	—
USD	315,036	EUR	280,092	Goldman Sachs International	12/27/16	6,778	—
USD	239,305	EUR	212,698	Goldman Sachs International	12/27/16	5,217	—
USD	120,700	EUR	107,097	Goldman Sachs International	12/27/16	2,834	—
MXN	25,929,768	USD	1,358,839	Bank of America, N.A.	1/13/17	2,429	—
MXN	32,267,490	USD	1,752,658	Bank of America, N.A.	1/13/17	—	(58,671)
USD	1,760,941	MXN	32,267,490	Bank of America, N.A.	1/13/17	66,954	—
INR	100,420,000	USD	1,482,980	Standard Chartered Bank	1/19/17	6,629	—
INR	52,958,000	USD	782,303	Standard Chartered Bank	1/19/17	3,265	—
USD	22,866	EUR	20,841	BNP Paribas	1/25/17	—	(102)
USD	284,361	EUR	259,219	Standard Chartered Bank	1/25/17	—	(1,319)
RUB	7,614,289	USD	119,498	BNP Paribas	2/6/17	—	(2,165)
RUB	132,625,000	USD	2,054,768	BNP Paribas	2/6/17	—	(11,075)
USD	416,862	RUB	26,906,326	BNP Paribas	2/6/17	2,247	—
USD	335,071	EUR	306,233	Standard Chartered Bank	2/8/17	—	(2,638)
USD	5,780,919	EUR	5,286,064	Standard Chartered Bank	2/8/17	—	(48,467)
USD	378,405	EUR	344,672	Standard Chartered Bank	2/15/17	—	(1,816)
USD	531,495	EUR	484,115	Standard Chartered Bank	2/15/17	—	(2,550)
KES	67,330,000	USD	639,108	ICBC Standard Bank plc	3/8/17	8,831	—
KES	7,678,000	USD	72,846	Standard Chartered Bank	3/9/17	1,029	—

						$738,280	$(478,339)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
Euro-Bobl	3	Short	Dec-16	$(434,347)	$(431,778)	$2,569
U.S. 5-Year Deliverable Interest Rate Swap	27	Short	Dec-16	(2,731,852)	(2,716,032)	15,820
U.S. 10-Year Deliverable Interest Rate Swap	95	Short	Dec-16	(9,637,938)	(9,508,906)	129,032

						$147,421

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	34,000	Pays	Mexico Interbank TIIE 28 Day	6.08%		4/30/26	$(54,525)
CME Group, Inc.	MXN	24,805	Pays	Mexico Interbank TIIE 28 Day	6.09		6/30/26	(39,753)
CME Group, Inc.	MXN	7,639	Pays	Mexico Interbank TIIE 28 Day	6.19		7/20/26	(9,600)
CME Group, Inc.	MXN	13,615	Pays	Mexico Interbank TIIE 28 Day	6.19		7/20/26	(16,832)
CME Group, Inc.	MXN	8,550	Pays	Mexico Interbank TIIE 28 Day	6.46		9/24/26	(1,415)
CME Group, Inc.(1)	USD	241	Receives	3-month USD-LIBOR-BBA	2.25	(2)	12/21/46	19,037
LCH.Clearnet(1)	EUR	224	Receives	6-month Euro Interbank Offered Rate	0.00	(2)	12/21/19	249
LCH.Clearnet(1)	EUR	3,669	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	12/21/21	24,528
LCH.Clearnet(1)	USD	392	Receives	3-month USD-LIBOR-BBA	1.25	(2)	12/21/18	346
LCH.Clearnet	USD	1,004	Receives	3-month USD-LIBOR-BBA	1.37		7/14/26	24,407
LCH.Clearnet	USD	350	Receives	3-month USD-LIBOR-BBA	1.54		10/7/26	4,548
LCH.Clearnet(1)	USD	241	Pays	3-month USD-LIBOR-BBA	2.25	(2)	12/21/46	(5,906)

								$(54,916)

(1)	Effective date, which represents the date on which the Fund and the counterparty to the interest rate swap begin interest payment accrual, is after October 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	88	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$3,686
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day	6.63	3/19/24	2,616
Barclays Bank PLC	BRL	3,922	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(12,501)
BNP Paribas	BRL	20,577	Pays	Brazil CETIP Interbank Deposit Rate	15.56	1/2/18	355,387
Goldman Sachs International	RUB	61,104	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	57,876
Goldman Sachs International	RUB	144,540	Pays	3-month Moscow Prime Offered Rate	10.40	11/9/20	218,815
Goldman Sachs International	RUB	200,000	Pays	3-month Moscow Prime Offered Rate	9.95	4/15/21	197,185
Standard Chartered Bank	CNY	12,205	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(14,759)

							$808,305

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$600	1.00	%(1)	6/20/22	3.12%	$(61,652)	$60,780	$(872)
Belarus	Deutsche Bank AG	1,100	5.00	(1)	12/20/16	6.35	4,308	1,844	6,152

Total		$1,700					$(57,344)	$62,624	$5,280

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2016, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $1,700,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Currency Abbreviations:

ALL	-	Albanian Lek

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

DOP	-	Dominican Peso

EUR	-	Euro

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZMW	-	Zambian Kwacha

At October 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and non-deliverable bond forward contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$4,308	$(61,652)

Total		$4,308	$(61,652)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$738,280	$(478,339)

Total		$738,280	$(478,339)

Interest Rate	Futures Contracts*	$147,421	$—
Interest Rate	Interest Rate Swaps	835,565	(27,260)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	73,115	(128,031)

Total		$1,056,101	$(155,291)

*	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

There were no reverse repurchase agreements outstanding as of October 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,895,787

Gross unrealized appreciation	$2,725,166
Gross unrealized depreciation	(1,170,993)

Net unrealized appreciation	$1,554,173

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$54,407,388	$—	$54,407,388
Foreign Corporate Bonds	—	2,498,611	—	2,498,611
Sovereign Loans (Less Unfunded Loan Commitments)	—	259,350	339,178	598,528
Short-Term Investments —
Foreign Government Securities	—	160,505	—	160,505
U.S. Treasury Obligations	—	999,889	—	999,889
Other	—	3,785,039	—	3,785,039
Total Investments	$—	$62,110,782	$339,178	$62,449,960

Asset Description	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$—	$738,280	$—	$738,280
Futures Contracts	147,421	—	—	147,421
Swap Contracts	—	912,988	—	912,988
Total	$147,421	$63,762,050	$339,178	$64,248,649

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(478,339)	$—	$(478,339)
Swap Contracts	—	(216,943)	—	(216,943)
Total	$—	$(695,282)	$—	$(695,282)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2016 is not presented. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 19, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 19, 2016